Performance Management - (Morgan Stanley Institutional Liquidity Funds)	Oct. 31, 2024
Government Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
High Quarter	12/31/23	1.31%
Low Quarter	09/30/20	0.00%
The year-to-date total return as of June 30, 2025 was 2.11%.
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Government Portfolio[1]	5.14%	2.37%	1.65%
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Treasury Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
High Quarter	12/31/23	1.30%
Low Quarter	03/31/21	0.00%
The year-to-date total return as of June 30, 2025 was 2.07%.
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Portfolio[1]	5.07%	2.33%	1.62%
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity
Treasury Securities Portfolio
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.morganstanley.com/liquidity.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Institutional Select Class shares from year-to-year and by showing the average annual returns of the Fund’s Institutional Select Class shares for the one, five and 10 year periods.
Bar Chart [Heading]	Annual Total Returns—Calendar Years
Bar Chart [Table]
Bar Chart Closing [Text Block]
High Quarter	12/31/23	1.31%
Low Quarter	03/31/21	0.00%
The year-to-date total return as of June 30, 2025 was 2.06%.
Performance Table Heading	Average Annual Total Returns (for the Periods Ended December 31, 2024)
Performance [Table]

	Past One Year	Past Five Years	Past Ten Years
Treasury Securities Portfolio[1]	5.07%	2.31%	1.59%
1	Institutional Select Class shares are not offered in this Prospectus. Institutional Plus Class shares of the Fund had not completed a full calendar year of operations as of December 31, 2024 and therefore Institutional Plus Class shares do not have annualized return information to report. Institutional Plus Class shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Return information for the Fund’s Institutional Plus Class shares will be shown in future prospectuses offering the Fund’s Institutional Plus Class shares after the Fund’s Institutional Plus Class shares have a full calendar year of return information to report.

Performance Table Closing [Text Block]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield, Caption [Optional Text]	You may obtain the Fund’s 7-day current yield by calling 1-888-378-1630.
Money Market Seven Day Yield Phone	1-888-378-1630
Performance Availability Website Address [Text]	www.morganstanley.com/liquidity